Condensed Consolidated Cash Flow Statement (Unaudited) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Cash flows from operating activities
Profit before tax	£ 813	£ 1,122
Adjustments for:
Non-cash items included in profit	327	1,029
Change in operating assets	4,724	8,032
Change in operating liabilities	(10,898)	(9,355)
Corporation taxes paid	(171)	(295)
Effects of exchange rate differences	154	(437)
Net cash flows from operating activities	(5,051)	96
Cash flows from investing activities
Purchase of property, plant and equipment and intangible assets	(176)	(235)
Proceeds from sale of property, plant and equipment and intangible assets	91	78
Purchase of financial assets at amortised cost and financial assets at FVOCI	(7,017)	(3,417)
Proceeds from sale and redemption of financial assets at amortised cost and financial assets at FVOCI	4,875	2,088
Net cash flows from investing activities	(2,227)	(1,486)
Cash flows from financing activities
Issue of other equity instruments	400	0
Issue of debt securities and subordinated notes	5,135	2,326
Issuance costs of debt securities and subordinated notes	(14)	(10)
Repayment of debt securities and subordinated notes	(4,791)	(1,598)
Repurchase of other equity instruments	(500)	0
Dividends paid on ordinary shares	(554)	(410)
Dividends paid on preference shares and other equity instruments	(66)	(61)
Principal elements of lease payments	(20)	(34)
Net cash flows from financing activities	(410)	213
Change in cash and cash equivalents	(7,688)	(1,177)
Cash and cash equivalents at beginning of the period	42,502	46,484
Effects of exchange rate changes on cash and cash equivalents	(14)	(197)
Cash and cash equivalents at the end of the period	34,800	45,110
Cash and cash equivalents consist of:
Cash and balances at central banks	26,875	39,612
Less: restricted balances	(1,330)	(2,076)
Cash and bank balances at central banks less regulatory minimum cash balances	25,545	37,536
Other cash equivalents: Loans and advances to banks - Non-trading	859	925
Other cash equivalents: Reverse repurchase agreements	8,396	6,649
Cash and cash equivalents at the end of the period	£ 34,800	£ 45,110